Exhibit 99.1
Nelnet Student Loan Funding, LLC
Nelnet Student Loan Trust 2008-3
Quarterly Servicing Report
Quarterly Distribution Date: 11/25/2008
Collection Period Ending: 10/31/2008
Table of Contents

Page
I. Principal Parties to the Transaction	2

II. Explanations, Definitions, Abbreviations	2

III. Deal Parameters	3
A. Student Loan Portfolio Characteristics
B. Notes
C. Reserve Fund
D. Other Fund Balances

IV. Transactions for the Time Period	4

V. Cash Receipts for the Time Period	5

VI. Payment History and CPRs	5

VII. Cash Payment Detail and Available Funds for the Time Period	6

VIII. Waterfall for Distribution	7

IX. Distributions	8
A. Distribution Amounts
B. Principal Distribution Amount Reconciliation
C. Additional Principal Paid
D. Reserve Fund Reconciliation
E. Note Balances

X. Portfolio Characteristics	9

XI. Portfolio Characteristics by School and Program	9

XII. Servicer Totals	9

XIII. Collateral Tables	10
Distribution of the Student Loans by Geographic Location
Distribution of the Student Loans by Guarantee Agency
Distribution of the Student Loans by Number of Months Remaining Until Scheduled Maturity
Distribution of the Student Loans by Borrower Payment Status
Distribution of the Student Loans by Range of Principal Balance
Distribution of the Student Loans by Number of Days Delinquent
Distribution of the Student Loans by Interest Rate
Distribution of the Student Loans by SAP Interest Rate Index
Distribution of the Student Loans by Date of Disbursement

XIV. Trigger Information	12

XV. Interest Rates for Next Distribution Date	12

XVI. Items to Note	12

I. Principal Parties to the Transaction

Issuing Entity	Nelnet Student Loan Trust 2008-3

Depositor	Nelnet Student Loan Funding, LLC

Sponsor	Nelnet, Inc.

Master Servicer	National Education Loan Network, Inc. (“NELN”)

Arranges for and oversees the performance of the Subservicer with respect to the trust’s student loans. If the Master Servicer breaches any covenant under the master servicing agreement with respect to a trust’s student loan, generally it has to cure the breach, purchase that student loan or reimburse the trust for losses resulting from the breach. The Master Servicer is paid a monthly servicing fee and is also entitled to receive a carry-over servicing fee for the performance of these services.

Subservicer	Nelnet, Inc.

Administrator	National Education Loan Network, Inc. (“NELN”)

On each monthly servicing payment date and on each distribution date, directs the Indenture Trustee to make the required distributions from the funds established under the indenture. In addition, prepares, based on periodic data received from the Subservicer, and provides quarterly and annual distribution statements to the Eligible Lender Trustee and the Indenture Trustee and any related federal income tax reporting. The Administrator is compensated quarterly for the performance of these services.

Eligible Lender Trustee	Zions First National Bank

Indenture Trustee	Zions First National Bank

Acts for the benefit of and to protect the interests of the noteholders and acts as paying agent for the notes. Also acts on behalf of the noteholders and represents their interests in the exercise of their rights under the indenture. The Indenture Trustee is compensated quarterly for these services.

Delaware Trustee	M&T Trust Company of Delaware

Nelnet Student Loan Trust 2008-3 is a Delaware statutory trust formed by Nelnet Student Loan Funding, LLC pursuant to a trust agreement by and between Nelnet Student Loan Funding, LLC, as Depositor and initial certificateholder, and M&T Trust Company of Delaware, as Delaware Trustee. The trust was created for the purpose of facilitating the financing of student loans and other financial assets, and to engage in activity in connection therewith. The Delaware Trustee receives an annual fee and will continue to do so for the life of this trust.

II. Explanations / Definitions / Abbreviations

Cash Flows	During any given collection period, monies flow into the collection fund, representing multiple items including but not limited to, borrower payments, government interest benefit and special allowance payments, investment income, and guarantor claim payments. Expenses are paid from these monies on both a monthly and quarterly basis (including but not limited to the fees mentioned under “Principal Parties”, above, along with principal and interest payments). Any resultant amount (generally occurring after parity equals or exceeds 100% and the principal shortfall is satisfied), flows from the trust to the Depositor.

Record Date	with respect to a distribution date, the close of business on the day preceding such distribution date.

Claim Write-Offs	Amounts not reimbursed by the government guarantees of the Higher Education Act.

CPR	Constant Prepayment Rate — the annualized, compounded SMM (Single Month Mortality) rate. In any given month, the SMM measures the percentage of the beginning pool balance that was paid back earlier than scheduled.

Principal Shortfall	Generally, a principal shortfall is generated on the initial distribution date, due to a difference in the calculation of ‘principal distribution amount’ on the initial distribution date as compared to subsequent distribution dates. On the initial distribution date, the ‘principal distribution amount’ is calculated by subtracting the adjusted pool balance as of the end of the collection period from the outstanding amount of the notes (i.e., initial issuance). On subsequent distribution dates, the amount is calculated (generally) by subtracting the ending adjusted pool balance from the outstanding amount of notes. Therefore, the principal shortfall generally represents the variance between the note issuance amount and the funds used and/or set aside to purchase student loan principal and interest. The difference between these two amounts may be attributable to the proceeds of the notes initially transferred to a reserve fund, a capitalized interest fund or set aside for payment of costs of issuance related to the closing of the trust.

Parity Ratio	Represents the comparison between the trust’s assets and liabilities. Generally, when the Parity Ratio equals or exceeds 100% and the principal shortfall is satisfied, excess earnings are allowed to be released from the trust and flow to the Depositor.

Total Note Factor/	Represents the remaining portion of the original debt (aggregate basis/tranche basis).
Note Pool Factor

III. Deal Parameters

A. Student Loan Portfolio Characteristics	7/31/2008	Activity	10/31/2008
i. Portfolio Principal Balance	$1,345,988,738.38	$(10,447,071.69)	$1,335,541,666.69
ii. Interest Expected to be Capitalized	51,022,000.10		56,851,553.94

iii. Pool Balance (i + ii)	$1,397,010,738.48		$1,392,393,220.63

iv. Adjusted Pool Balance (Pool Balance + Specified Reserve Fund Balance + Capitalized Interest Balance)	$1,502,302,147.05		$1,480,874,203.68

v. Other Accrued Interest	$757,872.56		$922,917.06
vi. Weighted Average Coupon (WAC)	6.319%		6.325%
vii. Weighted Average Remaining Months to Maturity (WARM)	139.39		138.19
viii. Number of Loans	314,665		311,748
ix. Number of Borrowers	140,235		139,112
x. Average Borrower Indebtedness	9,598.09		9,600.48
xi. Portfolio Yield ((Trust Income — Trust Expenses) / (Student Loans + Cash))	-0.6444%		0.2481%

B. Notes	CUSIP	Spread	Coupon Rate	8/25/2008%		Interest Due	11/25/2008%
i. Class A-1 Notes	64032L AA 9	0.80%	3.61063%	$260,000,000.00	17.92%	$2,399,064.20	$238,013,410.88	16.66%
ii. Class A-2 Notes	64032L AB 7	1.05%	3.86063%	538,000,000.00	37.09%	5,307,934.90	538,000,000.00	37.66%
iii. Class A-3 Notes	64032L AC 5	1.25%	4.06063%	174,000,000.00	11.99%	1,805,627.58	174,000,000.00	12.18%
iv. Class A-4 Notes	64032L AD 3	1.65%	4.46063%	478,611,000.00	32.99%	5,455,873.45	478,611,000.00	33.50%

v. Total Notes				$1,450,611,000.00	100.00%	$14,968,500.13	$1,428,624,410.88	100.00%

LIBOR Rate Notes:		Collection Period:		Record Date	11/24/2008
LIBOR Rate for Accrual Period	2.81063%	First Date in Collection Period	8/1/2008	Distribution Date	11/25/2008
First Date in Accrual Period	8/25/2008	Last Date in Collection Period	10/31/2008
Last Date in Accrual Period	11/24/2008
Days in Accrual Period	92

C. Reserve Fund	7/31/2008	10/31/2008
i. Required Reserve Fund Balance	0.25%	0.25%
ii. Specified Reserve Fund Balance	$3,485,376.00	$3,480,983.05
iii. Reserve Fund Floor Balance	$1,505,150.49	$1,505,150.49
iv. Reserve Fund Balance after Distribution Date	$3,485,376.00	$3,480,983.05

D. Other Fund Balances	7/31/2008	10/31/2008
i. Collection Fund*	$21,327,977.61	$37,664,637.74
ii. Capitalized Interest Fund	$101,806,032.57	$85,000,000.00
iii. Department Rebate Fund	$—	$—
(*For further information regarding Fund detail, see Section VII — K, “Collection Fund Reconciliation”.)

Total Fund Balances	$126,619,386.18	$126,145,620.79

IV. Transactions for the Time Period 08/01/2008 — 10/31/2008

A. Student Loan Principal Collection Activity
i. Regular Principal Collections		$4,892,557.58
ii. Principal Collections from Guarantor		1,186,549.63
iii. Principal Repurchases/Reimbursements by Servicer		—
iv. Principal Repurchases/Reimbursements by Seller		—
v. Paydown due to Loan Consolidation		7,628,063.07
vi. Principal Write-Offs Reimbursed to the Trust		—
vii. Other System Adjustments		234,152.48

viii. Total Principal Collections		$13,941,322.76

B. Student Loan Non-Cash Principal Activity
i. Principal Realized Losses — Claim Write-Offs		$14,855.15
ii. Principal Realized Losses — Other		1,814.39
iii. Other Adjustments		405,533.47
iv. Capitalized Interest		(3,916,454.08)

v. Total Non-Cash Principal Activity		$(3,494,251.07)

C. Student Loan Principal Additions
i. New Loan Additions		$—

ii. Total Principal Additions		$—

D. Total Student Loan Principal Activity (Aviii + Bv + Cii)		$10,447,071.69

E. Student Loan Interest Activity
i. Regular Interest Collections		$1,145,885.10
ii. Interest Claims Received from Guarantors		58,485.93
iii. Late Fees & Other		14,410.66
iv. Interest Repurchases/Reimbursements by Servicer		—
v. Interest Repurchases/Reimbursements by Seller		—
vi. Interest due to Loan Consolidation		257,446.65
vii. Interest Write-Offs Reimbursed to the Trust		—
viii. Other System Adjustments		3,711.89
ix. Special Allowance Payments		(5,522,761.26)
x. Interest Benefit Payments		9,815,617.26

xi. Total Interest Collections		$5,772,796.23

F. Student Loan Non-Cash Interest Activity
i. Interest Losses — Claim Write-offs		$342.18
ii. Interest Losses — Other		2,635.03
iii. Other Adjustments		—
iv. Capitalized Interest		3,916,454.08

v. Total Non-Cash Interest Adjustments		$3,919,431.29

G. Student Loan Interest Additions
i. New Loan Additions		$—

ii. Total Interest Additions		$—

H. Total Student Loan Interest Activity (Exi + Fv + Gii)		$9,692,227.52

I. Defaults Paid this Quarter (Aii + Eii)		$1,245,035.56
J. Cumulative Defaults Paid to Date		$1,588,990.26

K. Interest Expected to be Capitalized
Interest Expected to be Capitalized — Beginning (III — A-ii)	7/31/2008	51,022,000.10
Interest Capitalized into Principal During Collection Period (B-iv)		(3,916,454.08)
Change in Interest Expected to be Capitalized		9,746,007.92

Interest Expected to be Capitalized — Ending (III — A-ii)	10/31/2008	$56,851,553.94

V. Cash Receipts for the Time Period 08/01/2008 — 10/31/2008

A. Principal Collections
i. Principal Payments Received — Cash	$6,313,259.69
ii. Principal Received from Loans Consolidated	7,628,063.07
iii. Principal Payments Received — Servicer Repurchases/Reimbursements	—
iv. Principal Payments Received — Seller Repurchases/Reimbursements	—

v. Total Principal Collections	$13,941,322.76

B. Interest Collections
i. Interest Payments Received — Cash	$1,208,082.92
ii. Interest Received from Loans Consolidated	257,446.65
iii. Interest Payments Received — Special Allowance and Interest Benefit Payments	4,292,856.00
iv. Interest Payments Received — Servicer Repurchases/Reimbursements	—
v. Interest Payments Received — Seller Repurchases/Reimbursements	—
vi. Late Fees & Other	14,410.66

vii. Total Interest Collections	$5,772,796.23

C. Other Reimbursements	$706,223.18

D. Investment Earnings	$1,178,723.75

E. Total Cash Receipts during Collection Period	$21,599,065.92

VI. Payment History and CPRs

Distribution	Adjusted	Current Quarter	Cumulative	Prepayment
Date	Pool Balance	CPR	CPR	Volume
8/25/2008	$1,502,309,297.90	2.020%	2.020%	$6,211,424.00
11/25/2008	$1,480,874,203.68	3.660%	2.900%	$12,554,659.00

VII. Cash Payment Detail and Available Funds for the Time Period 08/01/2008 — 10/31/2008
Funds Previously Remitted: Collection Account

A. Servicing Fees		$1,104,025.75

B. Trustee Fees		$34,178.31

C. Delaware Trustee Fees		$—

D. Administration Fees		$190,075.70

E. Interest Payments on Notes		$20,740,158.60

F. Unpaid Interest Accrued to Depositor		$—

G. Principal Payments on Notes		$—

H. Transfer to Department Rebate Fund		$—

I. Collection Fund Reconciliation
i. Beginning Balance:	7/31/2008	$21,327,977.61
ii. Principal Paid During Collection Period (G)		—
iii. Interest Paid During Collection Period (E)		(20,740,158.60)
iv. Deposits During Collection Period (V — A-v + B-vii + C)		20,420,342.17
v. Payments out During Collection Period (A + B + C + D + F + H )		(1,328,279.76)
vi. Total Investment Income Received for Quarter (V — D)		1,178,723.75
vii. Funds Transferred from the Capitalized Interest Fund		16,806,032.57
viii. Funds transferred from the Department Rebate Fund		—
ix. Funds Available for Distribution		$37,664,637.74

VIII. Waterfall for Distribution

		Remaining
		Funds Balance
A. Total Available Funds for Distribution (VII-I-ix)	$37,664,637.74	$37,664,637.74

B. To pay to the Master Servicer, the Trustee and the Delaware Trustee, pro rata, based on amounts owed to each such party, without preference or priority of any kind, the

Servicing Fee (to the extent remaining unpaid following the Monthly Servicing Payment Date) — Current Month	$373,264.75	$37,291,372.99
Trustee Fee — Current Quarter	$25,524.41	$37,265,848.58
Delaware Trustee Fee — Current Year	$—	$37,265,848.58

respectively, due on such Quarterly Distribution Date, in each case, together with such fees remaining unpaid from prior Quarterly Distribution Dates (and, in the case of the Servicing Fees, prior Monthly Servicing Payment Dates);

C. To pay to the Administrator, the Administration Fee due on such Quarterly Distribution Date — Current Month	$174,277.00	$37,091,571.58
and all unpaid Administration Fees from prior Monthly Distribution Dates;	$—	$37,091,571.58

D. To pay (A) to the Class A Noteholders of each Class the portion of the Class A Noteholders’ Interest Distribution Amount payable to such Class on such Quarterly Distribution Date:
i. Class A-1	$2,399,064.20	$34,692,507.38
ii. Class A-2	$5,307,934.90	$29,384,572.48
iii. Class A-3	$1,805,627.58	$27,578,944.90
iv. Class A-4	$5,455,873.45	$22,123,071.45
v. Total Class A Noteholders’ Interest Distribution	$14,968,500.13

and (B) to the Counterparty, any Issuer Derivative Payments owed to such Counterparty on such Quarterly Distribution Date (excluding Termination Payments other than Priority Termination Payments), pro rata, based on amounts owed to each such party, without preference or priority of any kind;	$—	$22,123,071.45

E. To the Depositor an amount equal to the unpaid interest accrued on the Financed Eligible Loans subsequent to the Cutoff Date but prior to the Date of Issuance, until such amount has been paid in full;	$140,875.28	$21,982,196.17

F. To the applicable Noteholders, the Principal Distribution Amount in the following order:
to the Class A Noteholders, the Class A Principal Distribution Amount:
i. to pay to the Class A-1 Noteholders until the Class A-1 Notes have been paid in full;	$21,982,196.17	$—
ii. to pay to the Class A-2 Noteholders until the Class A-2 Notes have been paid in full;	$—	$—
iii. to pay to the Class A-3 Noteholders until the Class A-3 Notes have been paid in full;	$—	$—
iv. to pay to the Class A-4 Noteholders until the Class B Notes have been paid in full;	$—	$—
v. Total Noteholders’ Principal Distribution	$21,982,196.17

G. To deposit to the Reserve Fund, the amount, if any, necessary to reinstate the balance of the Reserve Fund up to the Specified Reserve Fund Balance;	$—	$—

H. To pay to the Master Servicer, the aggregate unpaid amount of any Carryover Servicing Fees, if any;	$—	$—

I. To pay to the Counterparties, pro rata, without preference or priority of any kind, any accrued and unpaid Termination Payments due to each such Counterparty under the applicable Derivative Product;	$—	$—

J. In the event the Financed Eligible Loans are not sold pursuant to the optional purchase or mandatory auction provisions, to pay as an accelerated payment of principal balance of the Notes then Outstanding, to the Noteholders in the same order and priority as set forth in (F)(i) through (F)(iv) above, until the principal amount of the Notes is paid in full;

i. Class A-1	$—	$—
ii. Class A-2	$—	$—
iii. Class A-3	$—	$—
iv. Class A-4	$—	$—

K. And to release to the Issuer any remaining funds.	$—	$—

IX. Distributions
A.

Distribution Amounts	Combined	Class A-1	Class A-2	Class A-3	Class A-4
i. Quarterly Interest Due	$14,968,500.13	$2,399,064.20	$5,307,934.90	$1,805,627.58	$5,455,873.45
ii. Quarterly Interest Paid	14,968,500.13	2,399,064.20	5,307,934.90	1,805,627.58	5,455,873.45

iii. Interest Shortfall	$—	$—	$—	$—	$—

iv. Quarterly Principal Paid	$21,986,589.12	$21,986,589.12	$—	$—	$—

v. Total Distribution Amount	$36,955,089.25	$24,385,653.32	$5,307,934.90	$1,805,627.58	$5,455,873.45
B.
Principal Distribution Amount Reconciliation

i. Outstanding Amount of Notes as of	7/31/2008	$1,450,611,000.00
ii. Adjusted Pool Balance as of	10/31/2008	1,480,874,203.68
iii. Amount stated in the ‘Principal Distribution’ Definition		60,345,435.00

iv. Excess (i — (ii-iii))		$30,082,231.32
v. Amount Due on a Note Final Maturity Date		—

vi. Total Principal Distribution Amount as defined by Indenture		$30,082,231.32
vii. Actual Principal Distribution Amount based on amounts in Collection Fund		(21,982,196.17)

viii. Principal Distribution Amount Shortfall		$8,100,035.15
ix. Senior Noteholders’ Principal Distribution Amount		$21,982,196.17

Principal Distribution from Reserve Fund Excess (D-v)		$4,392.95

Total Principal Distribution Amount Paid		$21,986,589.12

C.
Additional Principal Paid

i. Notes Outstanding Principal Balance		$1,450,611,000.00
ii. Less: Principal Distribution Amount		(21,986,589.12)

iii. Basis for Parity Calculation	11/25/2008	$1,428,624,410.88

iv. Adjusted Pool Balance
Student Loan Principal Balance		$1,335,541,666.69
Interest Expected to be Capitalized		56,851,553.94
Capitalized Interest Fund Balance		85,000,000.00
Reserve Fund Balance		3,480,983.05
v. Other Accrued Interest		922,917.06

vi.Total Assets for Parity Ratio	10/31/2008	$1,481,797,120.74

vii. Parity %		103.72%
Apply Excess Reserve to Unpaid Principal of Notes		Yes
D.
Reserve Fund Reconciliation

i. Beginning of Period Balance	7/31/2008	$3,485,376.00
ii. Amounts, if any, necessary to reinstate the balance (VIII — I)		—

iii. Total Reserve Fund Balance Available		$3,485,376.00
iv. Required Reserve Fund Balance		3,480,983.05

v. Excess Reserve — Apply to Unpaid Principal		$4,392.95
vi. Ending Reserve Fund Balance		$3,480,983.05
E.

Note Balances	8/25/2008	Paydown Factors	11/25/2008
i. Total Note Factor	1.0000000000	0.0151567782	0.9848432218

ii. A-1 Note Balance	$260,000,000.00		$238,013,410.88
A-1 Note Pool Factor	1.0000000000	0.0845638043	0.9154361957

iii. A-2 Note Balance	$538,000,000.00		$538,000,000.00
A-2 Note Pool Factor	1.0000000000	0.0000000000	1.0000000000

iv. A-3 Note Balance	$174,000,000.00		$174,000,000.00
A-3 Note Pool Factor	1.0000000000	0.0000000000	1.0000000000

v. A-4 Note Balance	$478,611,000.00		$478,611,000.00
A-4 Note Pool Factor	1.0000000000	0.0000000000	1.0000000000

X. Portfolio Characteristics

	WAC		Number of Loans		WARM		Principal Amount		%
Status	7/31/2008	10/31/2008	7/31/2008	10/31/2008	7/31/2008	10/31/2008	7/31/2008	10/31/2008	7/31/2008	10/31/2008
Interim:
In School
Subsidized Loans	6.372%	6.379%	120,758	109,046	148	149	$456,724,747.50	$409,164,314.67	33.93%	30.64%
Unsubsidized Loans	6.494%	6.502%	88,668	79,362	147	148	$454,443,506.04	$404,049,225.65	33.76%	30.25%
Grace
Subsidized Loans	6.190%	6.237%	40,606	41,227	124	123	$161,905,012.21	$168,735,686.12	12.03%	12.63%
Unsubsidized Loans	6.326%	6.370%	30,479	31,588	124	124	$156,361,865.35	$169,357,625.76	11.62%	12.68%

Total Interim	6.388%	6.400%	280,511	261,223	142	141	$1,229,435,131.10	$1,151,306,852.20	91.34%	86.21%

Repayment
Active
0-30 Days Delinquent	5.794%	6.041%	24,643	30,151	117	118	$79,523,728.57	$110,848,638.99	5.91%	8.30%
31-60 Days Delinquent	5.344%	5.774%	1,139	1,617	107	113	$3,599,306.44	$5,344,592.63	0.27%	0.40%
61-90 Days Delinquent	5.116%	5.816%	467	2,057	105	111	$1,582,097.78	$6,107,549.14	0.12%	0.46%
91-120 Days Delinquent	5.132%	5.742%	353	1,959	109	114	$1,339,780.31	$5,655,931.91	0.10%	0.42%
121-150 Days Delinquent	4.974%	5.378%	275	449	100	106	$958,391.94	$1,341,471.28	0.07%	0.10%
151-180 Days Delinquent	5.078%	5.203%	227	249	103	102	$824,448.57	$866,541.35	0.06%	0.06%
181-210 Days Delinquent	5.271%	5.000%	184	222	103	110	$710,838.46	$763,478.88	0.05%	0.06%
211-240 Days Delinquent	4.866%	5.039%	130	183	96	96	$513,178.92	$614,421.24	0.04%	0.05%
241-270 Days Delinquent	5.335%	4.959%	115	155	98	96	$395,471.05	$512,883.84	0.03%	0.04%
271-300 Days Delinquent	4.991%	5.330%	95	126	94	98	$303,175.61	$443,142.93	0.02%	0.03%
>300 Days Delinquent	5.213%	5.414%	79	95	87	92	$216,440.51	$298,130.45	0.02%	0.02%

Deferment
Subsidized Loans	5.025%	5.455%	2,240	5,183	123	134	$7,720,218.10	$16,953,752.01	0.57%	1.27%
Unsubsidized Loans	5.094%	5.496%	1,573	3,752	128	135	$7,768,799.11	$17,015,238.00	0.58%	1.27%

Forbearance
Subsidized Loans	5.297%	5.655%	1,358	2,253	113	119	$4,869,716.22	$7,777,619.73	0.36%	0.58%
Unsubsidized Loans	5.285%	5.641%	1,025	1,797	120	125	$5,480,729.73	$8,867,275.32	0.41%	0.66%

Total Repayment	5.596%	5.854%	33,903	50,248	117	121	$115,806,321.32	$183,410,667.70	8.60%	13.73%

Claims In Process	5.295%	5.685%	251	276	98	99	$747,285.96	$819,393.78	0.06%	0.06%
Aged Claims Rejected	0.000%	5.010%	0	1	0	3	$0.00	$4,753.01	0.00%	0.00%

Grand Total	6.319%	6.325%	314,665	311,748	139	138	$1,345,988,738.38	$1,335,541,666.69	100.00%	100.00%

XI. Portfolio Characteristics by School and Program as of 10/31/2008

	WAC	WARM	Number of Loans	Principal Amount	%
Loan Type
Stafford — Subsidized	6.267%	138	180,031	$670,840,507.37	50.23%
Stafford — Unsubsidized	6.383%	138	131,717	$664,701,159.32	49.77%
GradPLUS Loans	0.000%	0	0	$0.00	0.00%
PLUS Loans	0.000%	0	0	$0.00	0.00%
SLS Loans	0.000%	0	0	$0.00	0.00%
Consolidation Loans	0.000%	0	0	$0.00	0.00%

Total	6.325%	138	311,748	$1,335,541,666.69	100.00%

School Type
Consolidation Uncoded*	0.000%	0	0	$0.00	0.00%
Four Year Institution	6.315%	138	262,046	$1,174,284,148.01	87.93%
Community/2-Year	6.252%	142	28,573	$74,002,249.91	5.54%
Vocational/Trade	6.368%	132	18,088	$57,217,014.69	4.28%
Unknown	6.792%	139	3,041	$30,038,254.08	2.25%

Total	6.325%	138	311,748	$1,335,541,666.69	100.00%

*	Refers to consolidation loans for which the school type applicable to the loans the borrower consolidated is unavailable.
XII. Servicer Totals 10/31/2008

$1,203,275,916.28	Nelnet, Inc.
$132,265,750.41	Sallie Mae

$1,335,541,666.69

XIII. Collateral Tables as of 10/31/2008
Distribution of the Student Loans by Geographic Location *

Location	Number of Loans	Principal Balance	Percent by Principal
Alabama	2,345	$10,673,399.95	0.80%
Alaska	1,051	$4,931,815.55	0.37%
Alberta, Canada	13	$62,052.29	0.01%
American Samoa	11	$62,755.00	0.01%
Arizona	2,463	$10,067,351.90	0.75%
Arkansas	696	$3,164,214.42	0.24%
Armed Forces Europe	95	$352,099.62	0.03%
Armed Forces Pacific	58	$222,711.57	0.02%
British Columbia, Canada	4	$30,206.84	0.00%
California	26,644	$152,880,195.05	11.45%
Canada	2	$7,125.00	0.00%
Colorado	26,304	$90,391,680.82	6.77%
Connecticut	1,847	$7,487,389.50	0.56%
Delaware	103	$474,352.26	0.04%
District Of Columbia	338	$1,746,372.78	0.13%
Florida	57,915	$195,170,314.71	14.61%
Foreign Country	415	$1,138,916.35	0.09%
Georgia	11,236	$62,590,608.74	4.69%
Guam	182	$790,661.10	0.06%
Hawaii	1,405	$6,780,014.10	0.51%
Idaho	317	$1,735,175.98	0.13%
Illinois	4,414	$18,336,532.82	1.37%
Indiana	24,919	$90,439,050.23	6.77%
Iowa	1,310	$6,001,773.70	0.45%
Kansas	2,452	$16,355,441.76	1.23%
Kentucky	1,043	$4,815,335.74	0.36%
Louisiana	3,546	$15,038,617.98	1.13%
Maine	10,045	$35,271,848.03	2.64%
Maryland	1,122	$5,553,267.69	0.42%
Massachusetts	4,084	$19,184,479.98	1.44%
Michigan	11,952	$77,355,350.15	5.79%
Minnesota	2,849	$9,189,817.43	0.69%
Mississippi	304	$1,529,919.57	0.12%
Missouri	7,896	$41,216,682.67	3.09%
Montana	200	$872,152.70	0.07%
Nebraska	23,523	$99,330,979.48	7.44%
Nevada	1,224	$7,698,247.97	0.58%
New Hampshire	1,498	$5,715,139.76	0.43%
New Jersey	7,478	$29,114,969.46	2.18%
New Mexico	604	$2,521,458.04	0.19%
New York	10,606	$49,299,381.69	3.69%
North Carolina	1,338	$5,913,058.00	0.44%
North Dakota	150	$664,985.32	0.05%
Northern Mariana Islands	7	$44,125.00	0.00%
Ohio	6,454	$46,192,562.57	3.46%
Oklahoma	13,848	$51,955,156.75	3.89%
Oregon	4,082	$18,138,099.65	1.36%
Pennsylvania	2,142	$9,271,303.84	0.69%
Puerto Rico	499	$4,139,225.44	0.31%
Rhode Island	2,050	$6,349,902.79	0.48%
South Carolina	812	$4,017,085.51	0.30%
South Dakota	371	$1,839,137.79	0.14%
Tennessee	1,360	$6,039,435.30	0.45%
Texas	18,403	$69,789,580.81	5.23%
Unknown	92	$410,069.89	0.03%
Utah	375	$2,189,924.84	0.16%
Vermont	507	$1,955,736.34	0.15%
Virgin Islands	50	$171,946.75	0.01%
Virginia	2,050	$8,525,740.65	0.64%
Washington	1,369	$6,359,157.31	0.48%
West Virginia	145	$715,670.51	0.05%
Wisconsin	814	$4,014,428.28	0.30%
Wyoming	317	$1,245,472.97	0.09%

Total	311,748	$1,335,541,666.69	100.00%

*	Based on billing addresses of borrowers shown on servicer’s records.
Distribution of the Student Loans by Guarantee Agency

Guarantee Agency	Number of Loans	Principal Balance	Percent by Principal
USAF	56,264	$213,006,745.80	15.95%
NSLP	43,300	$188,990,942.50	14.15%
TGSLC	29,046	$161,954,102.91	12.13%
CSAC	29,528	$154,670,037.54	11.58%
COAC	30,626	$109,915,772.34	8.23%
OSFA	26,149	$83,826,774.53	6.28%
MGA	10,524	$69,526,915.99	5.21%
GLHEC	6,950	$62,352,251.36	4.67%
OGSLP	13,577	$48,933,942.67	3.66%
FAME	13,363	$44,489,528.86	3.33%
SHESC	8,161	$35,612,279.83	2.67%
RIHEAA	8,655	$33,787,560.95	2.53%
NJOSA	7,136	$25,752,874.03	1.93%
ASA	5,592	$24,565,442.27	1.84%
NELA	3,724	$16,911,735.13	1.27%
KHEAA	2,509	$13,221,967.40	0.99%
EAC	3,234	$10,191,848.61	0.76%
MSLP	2,302	$8,750,798.62	0.66%
GHEAC	2,321	$6,552,949.00	0.49%
TX	3,991	$6,162,188.87	0.46%
ISAC	1,642	$5,178,084.37	0.39%
LOSFA	1,007	$3,649,891.29	0.27%
ECMC	1,004	$2,849,724.05	0.21%
SLGFA	368	$1,728,610.60	0.13%
TSAC	303	$1,189,474.06	0.09%
PHEAA	262	$1,028,573.71	0.08%
ICSAC	165	$526,266.18	0.04%
CSLF	38	$177,631.11	0.01%
AZ	2	$21,362.89	0.00%
FL	2	$6,149.46	0.00%
CD	1	$4,753.01	0.00%
ND	2	$4,486.75	0.00%

Total	311,748	1,335,541,667	100.00%

Distribution of the Student Loans by # of Months Remaining Until Scheduled Maturity

Number of Months	Number of Loans	Principal Balance	Percent by Principal
0 to 23	2,348	$1,166,668.87	0.09%
24 to 35	889	$1,109,763.47	0.08%
36 to 47	783	$1,245,455.22	0.09%
48 to 59	695	$1,470,366.33	0.11%
60 to 71	617	$1,543,985.73	0.12%
72 to 83	578	$1,618,248.17	0.12%
84 to 95	620	$2,219,916.04	0.17%
96 to 107	1,272	$5,790,476.87	0.43%
108 to 119	31,429	$121,800,515.88	9.12%
120 to 131	94,230	$432,833,403.18	32.41%
132 to 143	72,319	$322,813,663.98	24.17%
144 to 155	43,768	$193,999,244.97	14.53%
156 to 167	26,452	$112,167,041.95	8.40%
168 to 179	15,304	$61,418,379.77	4.60%
180 to 191	9,033	$30,116,898.51	2.26%
192 to 203	6,429	$24,071,703.52	1.80%
204 to 215	1,998	$6,723,116.44	0.50%
216 to 227	1,149	$3,836,519.46	0.29%
228 to 239	834	$2,545,118.41	0.19%
240 to 251	47	$221,275.00	0.02%
252 to 263	1	$1,750.00	0.00%
264 to 275	1	$13,537.45	0.00%
276 to 287	4	$32,555.61	0.00%
288 to 299	494	$3,234,472.41	0.24%
300 to 311	416	$3,290,683.07	0.25%
312 to 323	19	$139,827.79	0.01%
324 to 335	13	$80,178.59	0.01%
336 to 347	0	$0.00	0.00%
348 to 360	4	$37,000.00	0.00%
361 and Greater	0	$0.00	0.00%

Total	311,748	$1,335,541,666.69	100.00%

XIII. Collateral Tables as of 10/31/2008 (continued from previous page)
Distribution of the Student Loans by Borrower Payment Status

Payment Status	Number of Loans	Principal Balance	Percent by Principal
Repayment:
Year 1	301,258	$1,305,774,440.06	97.77%
Year 2	2,007	$7,716,496.41	0.58%
Year 3	741	$3,521,420.30	0.26%
Year 4 or Greater	7,742	$18,529,309.92	1.39%

Total	311,748	$1,335,541,666.69	100.00%

Distribution of the Student Loans by Range of Principal Balance

Principal balance	Number of Loans	Principal Balance	Percent by Principal
$499.99 Or Less	9,762	$2,785,423.54	0.21%
$500.00 to $999.99	15,860	$11,965,200.77	0.90%
$1,000.00 to $1,999.99	43,747	$64,306,225.88	4.82%
$2,000.00 to $2,999.99	67,764	$170,747,223.88	12.79%
$3,000.00 to $3,999.99	44,668	$154,939,563.40	11.60%
$4,000.00 to $5,999.99	78,665	$382,146,662.73	28.61%
$6,000.00 to $7,999.99	8,380	$57,483,140.82	4.30%
$8,000.00 to $9,999.99	24,644	$210,614,077.75	15.77%
$10,000.00 to $14,999.99	12,149	$136,990,413.55	10.26%
$15,000.00 to $19,999.99	1,684	$29,431,109.34	2.20%
$20,000.00 to $24,999.99	2,530	$56,206,276.00	4.21%
$25,000.00 to $29,999.99	729	$20,052,692.23	1.50%
$30,000.00 to $34,999.99	1,013	$32,192,398.12	2.41%
$35,000.00 to $39,999.99	147	$5,422,351.79	0.41%
$40,000.00 to $44,999.99	5	$212,517.15	0.02%
$45,000.00 to $49,999.99	1	$46,389.74	0.00%
$50,000.00 to $54,999.99	0	$0.00	0.00%
$55,000.00 to $59,999.99	0	$0.00	0.00%
$60,000.00 to $64,999.99	0	$0.00	0.00%
$65,000.00 to $69,999.99	0	$0.00	0.00%
$70,000.00 to $74,999.99	0	$0.00	0.00%
$75,000.00 to $79,999.99	0	$0.00	0.00%
$80,000.00 to $84,999.99	0	$0.00	0.00%
$85,000.00 to $89,999.99	0	$0.00	0.00%
$90,000.00 and Greater	0	$0.00	0.00%

Total	311,748	$1,335,541,666.69	100.00%

Distribution of the Student Loans by Number of Days Delinquent

Days Delinquent	Number of Loans	Principal Balance	Percent by Principal
0 to 30	304,445	$1,312,995,381.36	98.31%
31 to 60	1,626	$5,370,108.03	0.40%
61 to 90	2,059	$6,121,736.69	0.46%
91 to 120	1,963	$5,668,241.88	0.42%
121 and Greater	1,655	$5,386,198.73	0.40%

Total	311,748	$1,335,541,666.69	100.00%

Distribution of the Student Loans by Interest Rate

Interest Rate	Number of Loans	Principal Balance	Percent by Principal
2.50% to 2.99%	0	$0.00	0.00%
3.00% to 3.49%	0	$0.00	0.00%
3.50% to 3.99%	48,528	$156,986,521.18	11.76%
4.00% to 4.49%	12,751	$46,585,124.23	3.49%
4.50% to 4.99%	0	$0.00	0.00%
5.00% to 5.49%	4,440	$7,774,539.40	0.58%
5.50% to 5.99%	0	$0.00	0.00%
6.00% to 6.49%	0	$0.00	0.00%
6.50% to 6.99%	246,000	$1,124,147,749.12	84.17%
7.00% to 7.49%	9	$14,298.12	0.00%
7.50% to 7.99%	0	$0.00	0.00%
8.00% to 8.49%	19	$30,116.38	0.00%
8.50% to 8.99%	0	$0.00	0.00%
9.00% or greater	1	$3,318.26	0.00%

Total	311,748	$1,335,541,666.69	100.00%

Distribution of the Student Loans by SAP Interest Rate Index

SAP Interest Rate	Number of Loans	Principal Balance	Percent by Principal
90 Day CP Index	305,160	$1,321,777,565.78	98.97%
91 Day T-Bill Index	6,588	$13,764,100.91	1.03%

Total	311,748	$1,335,541,666.69	100.00%

Distribution of the Student Loans by Date of Disbursement

Disbursement Date	Number of Loans	Principal Balance	Percent by Principal
Post-October 1, 1993	311,408	$1,334,849,964.90	99.95%
Pre-October, 1993	340	$691,701.79	0.05%

Total	311,748	$1,335,541,666.69	100.00%

XIV. Trigger Information

A. The Depositor or its assignee has the option to purchase all of the Financed Eligible Loans on the earlier of (a) the November 2019 Quarterly Distribution Date and (b) the date that is the 10th business day preceding the Quarterly Distribution Date next succeeding the last day of the collection period on which the then outstanding Pool Balance is 10% or less of the Initial Pool Balance (each, an “Optional Purchase Date”).

1. Is this Distribution Date the November 2019 Distribution Date?	No

2. What is the percent of the current Pool Balance to the Initial Pool Balance?	92.51%

i. Were the Financed Eligible Loans optionally purchased during the previous collection period, or are they being purchased on this Distribution Date?		No

B. If the Depositor or any assignee does not exercise its option to purchase Financed Eligible Loans pursuant to “A” (above), the Trustee (or its designated agent) shall, promptly after the business day next succeeding the Optional Purchase Date, offer for sale Financed Eligible Loans in an amount sufficient to redeem all Notes Outstanding on such Quarterly Distribution Date, and any such sale shall be consummated on or before such Quarterly Distribution Date (the “Trust Auction Date”).

1. Has the Depositor or any assignee not exercised its option pursuant to “A” above?	N/A

i. Shall the Trustee offer for sale the Financed Eligible Loans?		No
XV. Interest Rates for Next Distribution Date

Class of Notes	CUSIP	Spread	Coupon Rate
A-1 Notes	64032L AA 9	0.80%	2.95750%
A-2 Notes	64032L AB 7	1.05%	3.20750%
A-3 Notes	64032L AC 5	1.25%	3.40750%
A-4 Notes	64032L AD 3	1.65%	3.80750%

LIBOR Rate for Accrual Period	2.15750%
First Date in Accrual Period	11/25/2008
Last Date in Accrual Period	2/24/2009
Days in Accrual Period	92
XVI. Items to Note
The Principal Shortfall as of the 11/25/2008 Quarterly Distribution Date is $8,100,035.15.
The Carryover Servicing Fees that remain unpaid on this Quarterly Distribution Date are $4,734.20.